Financial Assets and Liabilities, Changes in Liabilities Arising from Financing Activities (Details) € / shares in Units, $ in Thousands, € in Billions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Mar. 02, 2024 MXN ($)	Mar. 02, 2024 EUR (€) € / shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 780,688,859	$ 625,846,208
Cash flow	(69,974,354)	(15,975,866)
Foreign currency exchange and other	28,301,288	170,818,517
Ending balance	739,015,793	780,688,859	$ 625,846,208
Non-cash consideration [Abstract]
Income on exchange of KPN shares	0	(2,566,239)	0
Non-cash transaction related to derecognition of exchangeable bonds through conversion of shares amount		34,569,415
Koninklijke KPN N.V. [Member]
Non-cash consideration [Abstract]
Exchangeable bonds				$ 37,900,000	€ 2.1
Bond exercise price (in dollars per share) | € / shares					€ 3.1185
Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	567,585,631	500,677,052
Cash flow	(18,388,465)	29,309,744
Foreign currency exchange and other	(24,290,306)	37,598,835
Ending balance	524,906,860	567,585,631	500,677,052
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	213,103,228	125,169,156
Cash flow	(51,585,889)	(45,285,610)
Foreign currency exchange and other	52,591,594	133,219,682
Ending balance	$ 214,108,933	$ 213,103,228	$ 125,169,156